MATURITY OF ASSETS AND LIABILITIES (Details) - CLP ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Commercial Loans [Member]
Disclosure of financial assets [line items]
Total	$ 13,716,546		$ 14,634,471		$ 4,566,466
Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total	4,152,753		3,888,517		1,533,848
Consumer Loans [Member]
Disclosure of financial assets [line items]
Total	2,513,306		2,480,964		700,757
1 Month [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Total	1,226,214		1,154,891		628,378
1 Month [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total	35,428		29,808		10,410
1 Month [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Total	270,241		218,907		12,532
1 - 3 Months [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Total	1,494,950		1,683,001		831,527
1 - 3 Months [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total	66,596		50,810		11,868
1 - 3 Months [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Total	87,902		89,162		19,373
3 Months to 1 Year [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Total	2,513,004		3,031,056		1,905,819
3 Months to 1 Year [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total	98,292		76,685		54,397
3 Months to 1 Year [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Total	78,188		115,606		414,100
1 to 3 Years [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Total	2,410,168		2,318,045		344,187
1 to 3 Years [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total	649,867		566,873		145,379
1 to 3 Years [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Total	1,114,138		1,117,491		171,171
3 to 6 Years [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Total	1,917,111		1,846,661		610,304
3 to 6 Years [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total	446,737		402,947		922,917
3 to 6 Years [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Total	588,559		546,222		83,581
More than 6 Years [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Total	4,155,099		4,600,817		246,251
More than 6 Years [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total	2,855,833		2,761,394		388,877
More than 6 Years [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Total	374,278		393,576
Trading Portfolio Financial Assets [Member]
Disclosure of financial assets [line items]
Total	415,061		632,557		17,765
Trading Portfolio Financial Assets [Member] | 1 Month [Member]
Disclosure of financial assets [line items]
Total	18,941		7,475		16,182
Trading Portfolio Financial Assets [Member] | 1 - 3 Months [Member]
Disclosure of financial assets [line items]
Total	298		14,708		264
Trading Portfolio Financial Assets [Member] | 3 Months to 1 Year [Member]
Disclosure of financial assets [line items]
Total	170,098		279,372		1,319
Trading Portfolio Financial Assets [Member] | 1 to 3 Years [Member]
Disclosure of financial assets [line items]
Total	189,735		244,335
Trading Portfolio Financial Assets [Member] | 3 to 6 Years [Member]
Disclosure of financial assets [line items]
Total	9,365		60,968
Trading Portfolio Financial Assets [Member] | More than 6 Years [Member]
Disclosure of financial assets [line items]
Total	26,624		25,699
Investments Under Agreements To Resell [Member]
Disclosure of financial assets [line items]
Total	28,524		170,242		10,293
Investments Under Agreements To Resell [Member] | 1 Month [Member]
Disclosure of financial assets [line items]
Total	27,923		170,242		10,293
Investments Under Agreements To Resell [Member] | 1 - 3 Months [Member]
Disclosure of financial assets [line items]
Total	601
Investments Under Agreements To Resell [Member] | 3 Months to 1 Year [Member]
Disclosure of financial assets [line items]
Total
Investments Under Agreements To Resell [Member] | 1 to 3 Years [Member]
Disclosure of financial assets [line items]
Total
Investments Under Agreements To Resell [Member] | 3 to 6 Years [Member]
Disclosure of financial assets [line items]
Total
Investments Under Agreements To Resell [Member] | More than 6 Years [Member]
Disclosure of financial assets [line items]
Total
Derivative Financial Instruments [Member]
Disclosure of financial assets [line items]
Total	1,248,775		1,102,769		227,984
Derivative Financial Instruments [Member] | 1 Month [Member]
Disclosure of financial assets [line items]
Total	112,249		44,359		6,513
Derivative Financial Instruments [Member] | 1 - 3 Months [Member]
Disclosure of financial assets [line items]
Total	102,009		323,631		18,799
Derivative Financial Instruments [Member] | 3 Months to 1 Year [Member]
Disclosure of financial assets [line items]
Total	199,966		300,755		27,499
Derivative Financial Instruments [Member] | 1 to 3 Years [Member]
Disclosure of financial assets [line items]
Total	260,818		122,920		58,540
Derivative Financial Instruments [Member] | 3 to 6 Years [Member]
Disclosure of financial assets [line items]
Total	284,247		217,371		116,633
Derivative Financial Instruments [Member] | More than 6 Years [Member]
Disclosure of financial assets [line items]
Total	289,486		93,733
Loans And Receivables From Banks, Net [Member]
Disclosure of financial assets [line items]
Total	70,285	[1]	150,780	[2]	99,468	[3]
Loans And Receivables From Banks, Net [Member] | 1 Month [Member]
Disclosure of financial assets [line items]
Total	43,096	[1]	72,750	[2]	49,842	[3]
Loans And Receivables From Banks, Net [Member] | 1 - 3 Months [Member]
Disclosure of financial assets [line items]
Total		[1]	47,651	[2]	30,141	[3]
Loans And Receivables From Banks, Net [Member] | 3 Months to 1 Year [Member]
Disclosure of financial assets [line items]
Total	16,621	[1]	7,822	[2]	16,687	[3]
Loans And Receivables From Banks, Net [Member] | 1 to 3 Years [Member]
Disclosure of financial assets [line items]
Total	10,568	[1]	22,557	[2]	2,798	[3]
Loans And Receivables From Banks, Net [Member] | 3 to 6 Years [Member]
Disclosure of financial assets [line items]
Total		[1]		[2]		[3]
Loans And Receivables From Banks, Net [Member] | More than 6 Years [Member]
Disclosure of financial assets [line items]
Total		[1]		[2]		[3]
Loans And Receivables From Customers, Net [Member]
Disclosure of financial assets [line items]
Total	20,382,605	[4]	21,003,952	[5]	6,801,071	[6]
Loans And Receivables From Customers, Net [Member] | 1 Month [Member]
Disclosure of financial assets [line items]
Total	1,531,883	[4]	1,403,606	[5]	651,320	[6]
Loans And Receivables From Customers, Net [Member] | 1 - 3 Months [Member]
Disclosure of financial assets [line items]
Total	1,649,448	[4]	1,822,973	[5]	862,768	[6]
Loans And Receivables From Customers, Net [Member] | 3 Months to 1 Year [Member]
Disclosure of financial assets [line items]
Total	2,689,484	[4]	3,223,347	[5]	2,374,316	[6]
Loans And Receivables From Customers, Net [Member] | 1 to 3 Years [Member]
Disclosure of financial assets [line items]
Total	4,174,173	[4]	4,002,409	[5]	660,737	[6]
Loans And Receivables From Customers, Net [Member] | 3 to 6 Years [Member]
Disclosure of financial assets [line items]
Total	2,952,407	[4]	2,795,830	[5]	1,616,802	[6]
Loans And Receivables From Customers, Net [Member] | More than 6 Years [Member]
Disclosure of financial assets [line items]
Total	7,385,210	[4]	7,755,787	[5]	635,128	[6]
Financial Investments Available-For-Sale [Member]
Disclosure of financial assets [line items]
Total	2,663,478		2,074,077		514,985
Financial Investments Available-For-Sale [Member] | 1 Month [Member]
Disclosure of financial assets [line items]
Total	86,201		209,064		169,786
Financial Investments Available-For-Sale [Member] | 1 - 3 Months [Member]
Disclosure of financial assets [line items]
Total	155,376		338,326		272,490
Financial Investments Available-For-Sale [Member] | 3 Months to 1 Year [Member]
Disclosure of financial assets [line items]
Total	408,093		159,525		68,325
Financial Investments Available-For-Sale [Member] | 1 to 3 Years [Member]
Disclosure of financial assets [line items]
Total	790,503		521,123		1,909
Financial Investments Available-For-Sale [Member] | 3 to 6 Years [Member]
Disclosure of financial assets [line items]
Total	805,892		688,655
Financial Investments Available-For-Sale [Member] | More than 6 Years [Member]
Disclosure of financial assets [line items]
Total	417,413		157,384		2,475
Held To Maturity Investments [Member]
Disclosure of financial assets [line items]
Total	202,030		226,433
Held To Maturity Investments [Member] | 1 Month [Member]
Disclosure of financial assets [line items]
Total	55,554		95,697
Held To Maturity Investments [Member] | 1 - 3 Months [Member]
Disclosure of financial assets [line items]
Total	6,171		13,405
Held To Maturity Investments [Member] | 3 Months to 1 Year [Member]
Disclosure of financial assets [line items]
Total	113,445		114,514
Held To Maturity Investments [Member] | 1 to 3 Years [Member]
Disclosure of financial assets [line items]
Total	23,466
Held To Maturity Investments [Member] | 3 to 6 Years [Member]
Disclosure of financial assets [line items]
Total	430
Held To Maturity Investments [Member] | More than 6 Years [Member]
Disclosure of financial assets [line items]
Total	$ 2,964		$ 2,817

[1]	Loans and advances to banks are presented gross. The amount of provisions corresponds to MCh$208.
[2]	Loans and advances to banks are presented gross. The amount of provisions corresponds to MCh$212.
[3]	Loans and advances to banks are presented gross. The amount of provisions corresponds to MCh$70.
[4]	Loans are presented gross. Provisions by loan type are detailed as follows: Commercial MCh$383,950, Mortgage MCh$45,312 and Consumer MCh$189,265.
[5]	Loans are presented gross. Provisions by loan type are detailed as follows: Commercial MCh$418,928, Mortgage MCh$23,472 and Consumer MCh$116,904.
[6]	Loans are presented gross. Provisions by loan type are detailed as follows: Commercial MCh$61,995, Mortgage MCh$6,251 and Consumer MCh$27,333.